Share-Based Compensation - Exercise Price - (Details) shares in Thousands, Option in Thousands	Dec. 31, 2018 CAD ($) Option Y shares	Dec. 31, 2017 CAD ($) Option shares	Dec. 31, 2016 CAD ($) Option
Share based compensation
Number of share options | Option	28,935	31,110	31,442
Weighted average remaining contractual life | Y	4
Weighted Average Exercise Price	$ 38.25	$ 36.96	$ 35.98
Number of exercisable share option | Option	15,374	17,363
Weighted Average Exercise Price Exercisable	$ 36.10	$ 36.53
Shares available for future issuance | shares	21,929	28,972
24.50 to 34.99
Share based compensation
Number of share options | Option	7,821
Weighted average remaining contractual life | Y	3
Weighted Average Exercise Price	$ 30.90
Number of exercisable share option | Option	5,589
Weighted Average Exercise Price Exercisable	$ 31.16
35.00 to 39.99
Share based compensation
Number of share options | Option	7,214
Weighted average remaining contractual life | Y	3
Weighted Average Exercise Price	$ 37.74
Number of exercisable share option | Option	7,195
Weighted Average Exercise Price Exercisable	$ 37.74
40.00 to 44.99
Share based compensation
Number of share options | Option	13,714
Weighted average remaining contractual life | Y	6
Weighted Average Exercise Price	$ 42.53
Number of exercisable share option | Option	2,590
Weighted Average Exercise Price Exercisable	$ 42.19
45.00 to 49.99
Share based compensation
Number of share options | Option	58
Weighted average remaining contractual life | Y	7
Weighted Average Exercise Price	$ 47.82
50.00 to 54.27
Share based compensation
Number of share options | Option	128
Weighted average remaining contractual life | Y	7
Weighted Average Exercise Price	$ 52.40
Minimum | 24.50 to 34.99
Share based compensation
Exercise price (in dollars per share)	24.50
Minimum | 35.00 to 39.99
Share based compensation
Exercise price (in dollars per share)	35.00
Minimum | 40.00 to 44.99
Share based compensation
Exercise price (in dollars per share)	40.00
Minimum | 45.00 to 49.99
Share based compensation
Exercise price (in dollars per share)	45.00
Minimum | 50.00 to 54.27
Share based compensation
Exercise price (in dollars per share)	50.00
Maximum | 24.50 to 34.99
Share based compensation
Exercise price (in dollars per share)	34.99
Maximum | 35.00 to 39.99
Share based compensation
Exercise price (in dollars per share)	39.99
Maximum | 40.00 to 44.99
Share based compensation
Exercise price (in dollars per share)	44.99
Maximum | 45.00 to 49.99
Share based compensation
Exercise price (in dollars per share)	49.99
Maximum | 50.00 to 54.27
Share based compensation
Exercise price (in dollars per share)	$ 54.27